CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	15 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Mar. 31, 2013 Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (132,214)	$ (668,329)	$ (951,717)	$ (283,388)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	9,338	11,152	1,814
Interest expense converted to common stock	0	3,555	3,555
Shares issued for services	0	137,500	137,500
Changes in operating assets and liabilities:
(Increase) in accounts receivable	0	(33,525)	(48,635)	(15,110)
(Increase) in inventory	0	(96,214)	(103,787)	(7,573)
Prepaid expenses and other current assets	0	(46,333)	(46,333)
Increase in accounts payable	56,657	65,852	78,993	13,141
Increase in accrued expenses	0	12,762	19,477	5,400
Increase in accrued interest				1,315
Net cash used in operating activities	(75,557)	(615,394)	(899,795)	(284,401)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(52,545)	(263,223)	(303,120)	(39,897)
Deposits	0	(90,000)	(105,000)	(15,000)
Net cash used in investing activities	(52,545)	(353,223)	(408,120)	(54,897)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	0	75,000	225,000	150,000
Proceeds from sale of common stock	0	525,000	525,000
Proceeds from shares to be issued	0	500,000	500,000
Shareholder contribution	135,360	0	264,575	264,575
Shareholder distribution	(7,170)	0	(10,670)	(10,670)
Net cash provided by financing activities	128,190	1,100,000	1,503,905	403,905
NET CHANGE IN CASH	88	131,383	195,990	64,607
CASH AT BEGINNING OF PERIOD	0	64,607	0	0
CASH AT END OF PERIOD	88	195,990	195,990	64,607
SUPPLEMENTAL INFORMATION:
Interest paid	3,555	0	4,870	0
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt converted to common stock	$ 0	$ 229,870	$ 0